Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
AutoLotto, Inc. [Member]
Subsequent Events [Line Items]
Subsequent Events

14.    Subsequent Events

Management has evaluated subsequent events through November 15, 2021, which is the date the financial statements were available to be issued.

On February 22, 2021, the Company entered into a definitive agreement for a business combination with Trident Acquisitions Corp that resulted in the Company becoming a publicly listed Company. Prior to the execution of the definitive agreement, the Series B Convertible Debt conversion agreements were revised to include restructuring of Series B Convertible Debt conversion actions to be in effect immediately prior to the consummation of a transaction with Trident Acquisitions Corp. Immediately prior to the consummation of the transaction and without any further action by the noteholder, the outstanding principal amount of the notes and any unpaid accrued interest automatically converted in whole into shares of common stock of the Company.

As described in Note 1, the Company consummated the previously announced Business Combination with TDAC on October 29, 2021.

13.    Subsequent Events

Management has evaluated subsequent events through September 17, 2021, which is the date the financial statements were available to be issued.

On February 22, 2021, the Company entered into a definitive agreement and plan of merger for a business combination with Trident Acquisitions Corp (Trident) . Prior to the execution of the definitive agreement, in February 2021, the Series B Convertible Debt conversion agreements were revised to include restructuring of Series B Convertible Debt conversion actions to be in effect immediately prior to the consummation of a transaction with Trident Acquisitions Corp. Immediately prior to the consummation of the transaction and without any further action by the noteholder, the outstanding principal amount of the notes and any unpaid accrued interest will automatically convert in whole into shares of common stock of the Company.

In February 2021, the Company terminated an agreement with Playsino Inc. to pursue a business combination with Trident. The terminated agreement had a surviving software agreement for which the Company issued Series B notes to Playsino Inc. amounting to $12.45 million in connection with the surviving software agreement. The cost of these software agreement will be amortized on the straight-line method over its estimated useful life of five years.

On February 20, 2021, the Company purchased the domain name sports.com. The total purchase price for the unlimited use of the domain name was $6,000,000 which was partially paid in cash of $3,000,000 and the balance was paid by issuing Series B convertible debt of $3,000,000.

From February to August, 2021, the Company issued additional Series B Convertible Notes in the amount of $23,428,733 with an interest rate of 8% and due upon maturity date of no later than May, 2023. All additional terms are consistent with the current Series B Convertible Notes outstanding.

In June, 2021, the Company acquired 100% of the equity of Global Gaming Enterprises, Inc., a Delaware corporation, which holds 80% of the equity of Medios Electronicos Y de Comunicacion, S.A.P.I de C.V. (“Aganar”) and JuegaLotto, S. de C.V. (“JuegaLotto”). Aganar operates in the licensed iLottery market in Mexico and is licensed to sell Mexican National Lottery draw games, instant win tickets, and other games of chance online with access to a federally approved online casino and sportsbook gaming license. JeugaLotto is federally licensed by the Mexico authorities to sell international lottery games in Mexico through an authorized federal gaming portal and is licensed for games of chance in other countries throughout Latin America.

On August 24, 2021, the PPP Loan, in the amount of $493,225 was forgiven by the SBA. The Company will record the full amount as other income related to the forgiveness of the PPP Loan.